Eaton Vance

Focused Value Opportunities Fund

November 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Aerospace & Defense — 2.7%
Hexcel Corp.(1)	154,129	$7,919,148

		$7,919,148

Banks — 10.8%
KeyCorp	387,544	$8,696,487
M&T Bank Corp.	68,199	9,998,656
Wells Fargo & Co.	279,122	13,336,449

		$32,031,592

Beverages — 3.1%
PepsiCo, Inc.	57,715	$9,221,703

		$9,221,703

Biotechnology — 3.3%
Neurocrine Biosciences, Inc.(1)	117,895	$9,814,759

		$9,814,759

Building Products — 2.6%
Johnson Controls International PLC	102,729	$7,680,020

		$7,680,020

Capital Markets — 7.0%
Charles Schwab Corp. (The)	148,833	$11,518,186
Goldman Sachs Group, Inc. (The)	23,936	9,119,376

		$20,637,562

Chemicals — 3.0%
FMC Corp.	89,062	$8,923,122

		$8,923,122

Containers & Packaging — 2.6%
Packaging Corp. of America	58,590	$7,651,268

		$7,651,268

Electric Utilities — 3.0%
Edison International	136,095	$8,884,282

		$8,884,282

Entertainment — 3.2%
Walt Disney Co. (The)(1)	66,164	$9,587,164

		$9,587,164

Equity Real Estate Investment Trusts (REITs) — 5.5%
EastGroup Properties, Inc.	41,873	$8,529,530
Mid-America Apartment Communities, Inc.	37,039	7,639,294

		$16,168,824

Security	Shares	Value
Health Care Providers & Services — 4.7%
UnitedHealth Group, Inc.	31,345	$13,924,076

		$13,924,076

Household Products — 5.0%
Procter & Gamble Co. (The)	101,510	$14,676,316

		$14,676,316

Insurance — 3.5%
American International Group, Inc.	195,928	$10,305,813

		$10,305,813

Interactive Media & Services — 3.7%
Alphabet, Inc., Class A(1)	3,822	$10,846,645

		$10,846,645

IT Services — 3.7%
Fidelity National Information Services, Inc.	105,869	$11,063,310

		$11,063,310

Life Sciences Tools & Services — 4.1%
Thermo Fisher Scientific, Inc.	19,323	$12,228,174

		$12,228,174

Machinery — 7.8%
PACCAR, Inc.	86,062	$7,179,292
Stanley Black & Decker, Inc.	38,165	6,669,715
Westinghouse Air Brake Technologies Corp.	102,839	9,129,018

		$22,978,025

Media — 2.1%
Fox Corp., Class A	176,144	$6,290,102

		$6,290,102

Oil, Gas & Consumable Fuels — 6.9%
ConocoPhillips	185,828	$13,032,117
Pioneer Natural Resources Co.	42,071	7,502,101

		$20,534,218

Pharmaceuticals — 2.6%
Sanofi	81,065	$7,706,226

		$7,706,226

Semiconductors & Semiconductor Equipment — 3.7%
Texas Instruments, Inc.	56,372	$10,844,282

		$10,844,282

Software — 2.8%
VMware, Inc., Class A	71,369	$8,331,617

		$8,331,617

Textiles, Apparel & Luxury Goods — 2.0%
Capri Holdings, Ltd.(1)	99,679	$5,902,990

		$5,902,990

Total Common Stocks (identified cost $259,496,013)		$294,151,238

Short-Term Investments — 0.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(2)	2,303,582	$2,303,351

Total Short-Term Investments (identified cost $2,303,351)		$2,303,351

Total Investments — 100.2% (identified cost $261,799,364)		$296,454,589

Other Assets, Less Liabilities — (0.2)%		$(680,977)

Net Assets — 100.0%		$295,773,612

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2021.

The Fund did not have any open derivative instruments at November 30, 2021.

At November 30, 2021, the value of the Fund’s investment in affiliated funds was $2,303,351, which represents 0.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended November 30, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$5,089,406	$74,395,036	$(77,180,903)	$(188)	$—	$2,303,351	$1,107	2,303,582

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$26,723,911	$—		$—	$26,723,911
Consumer Discretionary	5,902,990	—		—	5,902,990
Consumer Staples	23,898,019	—		—	23,898,019
Energy	20,534,218	—		—	20,534,218
Financials	62,974,967	—		—	62,974,967
Health Care	35,967,009	7,706,226		—	43,673,235
Industrials	38,577,193	—		—	38,577,193
Information Technology	30,239,209	—		—	30,239,209
Materials	16,574,390	—		—	16,574,390
Real Estate	16,168,824	—		—	16,168,824
Utilities	8,884,282	—		—	8,884,282
Total Common Stocks	$286,445,012	$7,706,226	*	$—	$294,151,238
Short-Term Investments	$—	$2,303,351		$—	$2,303,351
Total Investments	$286,445,012	$10,009,577		$—	$296,454,589

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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